Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41327
Entity Registrant Name	GOGORO INC.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11F, Building C,
Entity Address, Address Line Two	No. 225, Section 2, Chang’an E. Rd.
Entity Address, City or Town	SongShan district, Taipei City
Entity Address, Postal Zip Code	105
Entity Address, Country	TW
Entity Common Stock, Shares Outstanding	295,353,489
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001886190
Ordinary shares, par value US $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US $0.0001 per share
Trading Symbol	GGR
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares with an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares with an exercise price of $11.50 per share
Trading Symbol	GGROW
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	11F, Building C
Entity Address, Address Line Two	No. 225, Section 2, Chang’an E. Rd.
Entity Address, City or Town	SongShan district, Taipei City
Entity Address, Postal Zip Code	105
Entity Address, Country	TW
Contact Personnel Name	Bruce Aitken
City Area Code	886
Local Phone Number	3-273 0900
Contact Personnel Email Address	ir@gogoro.com